Financial Assets and Liabilities - Schedule of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Financial assets by category
Cash and cash equivalents	€ 572,820	€ 616,041	€ 517,923	€ 559,543
Total financial assets	789,777	776,964
Classified in the statement of financial position
Non-current assets	27,367	10,870
Current assets	762,410	766,094
Financial liabilities by category
Royalty funding liabilities	298,100
Lease liabilities	194,024
Derivative liabilities	290,482	256,231
Total financial liabilities	1,280,059	1,219,720
Classified in the statement of financial position
Non-current liabilities	386,106	385,254
Current liabilities	893,953	834,466
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	448,176	429,391
Royalty funding liabilities	298,052	290,871
Lease liabilities	150,436	151,524
Trade payables and accrued expenses	78,588	90,657
Other liabilities (excluding indirect tax, and employee related payables)	14,325	1,046
Financial liabilities measured at amortized cost	989,577	963,489
Total financial liabilities	989,577
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	290,482	256,231
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	178,676	141,333
Other receivables (excluding indirect tax receivables)	11,710	9,322
Lease receivables	26,571	10,268
Other receivables	11,710	9,322
Cash and cash equivalents	572,820	616,041
Financial assets measured at amortized cost	€ 789,777	€ 776,964